Additional Financial Information (Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional Financial Information
Advertising expense	$ 3,768	$ 3,632	$ 3,272
Interest expense incurred	5,802	4,917	3,847
Capitalized interest	(892)	(797)	(234)
Total interest expense	$ 4,910	$ 4,120	$ 3,613